  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 1999

                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \


                        POST-EFFECTIVE AMENDMENT NO. 27                    \x\


                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\


                               AMENDMENT NO. 31                            \x\


                               ----------------

             MUTUAL FUND INVESTMENT TRUST (formerly AVESTA Trust)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



       One Chase Manhattan Plaza, Third Floor
                 New York, New York                                  10081
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                      (ZIP CODE)


                            --------------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (212) 492-1600

                            --------------------

                            George Martinez, Esq.
                          BISYS Fund Services, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219
                (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPY TO:
                             GARY S. SCHPERO, ESQ.
                          SIMPSON THACHER & BARTLETT
                             425 LEXINGTON AVENUE

                           NEW YORK, NEW YORK 10017


It is proposed that this filing will become effective:


\ \  immediately upon filing pursuant    \ \ on    pursuant to paragraph (b)
     to paragraph (b)

\ \  60 days after filing pursuant to    \ \ on    pursuant to paragraph (a)(1)
     paragraph (a)(1)

\X\  75 days after filing pursuant         \ \ on    pursuant to paragraph
     to paragraph (a)(2)                       (a)(2) of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of units of beneficial interest for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year 1998 was filed on or about March 25, 1999.
================================================================================

                         MUTUAL FUND INVESTMENT TRUST
                      Registration Statement on Form N-1A


                             CROSS-REFERENCE SHEET
           Pursuant to Rule 495(a) Under the Securities Act of 1933


    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption

    ----------       ------------------               -----------------------

                     Captions apply to all
                     Prospectuses except where
                     indicated in parenthesis.
                     Parenthesis indicate captions
                     for Institutional Shares
                     Prospectuses

         1           Front Cover Page                            *

         2(a)        Expense Summary                             *

          (b)        Not Applicable                              *
         3(a)        Financial Highlights                        *
          (b)        Not Applicable                              *
          (c)        Performance Information                     *
         4(a)(b)     Other Information Concerning                *
                     the Fund; Fund Objective;
                     Investment Policies
          (c)        Fund Objective; Investment                  *
                     Policies
          (d)        Not Applicable                              *
         5(a)        Management                                  *
          (b)        Management                                  *
          (c)(d)     Management; Other Information               *
                     Concerning the Fund
          (e)        Other Information Concerning                *
                     the Fund; Back Cover Page
          (f)        Other Information Concerning                *
                     the Fund
          (g)        Not Applicable                              *
         5A          Not Applicable                              *
         6(a)        Other Information Concerning                *
                     the Fund
          (b)        Not Applicable                              *
          (c)        Not Applicable                              *

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------


          (d)        Not Applicable                              *

          (e)(f)     About Your Investment; How to               *
                     Buy, Sell and Exchange Shares (How to Purchase, Redeem and Exchange Shares); How Distributions Are Made; Tax Information; Other Information Concerning the Fund.

          (f)        How Distributions are Made;                 *
                     Tax Information
          (g)        How Distributions are Made;            Tax Matters
                     Tax Information
          (h)        About Your Investment; How to               *
                     Buy, Sell and Exchange Shares
                     (How to Purchase, Redeem and
                     Exchange Shares); Other
                     Information Concerning the
                     Fund
         7(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How the Fund Values its                     *
                     Shares; How to Buy, Sell and
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)
          (c)        Not Applicable                              *
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (e)        Management; Other Information               *
                     Concerning the Fund
          (f)        Other Information Concerning                *
                     the Fund
         8(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------


          (c)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
         9           Not Applicable                              *
         10                             *           Front Cover Page
         11                             *           Front Cover Page

         12                             *           Not Applicable
         13(a)(b)    Fund Objective; Investment     Investment Policies and
                     Policies                       Restrictions

         14(c)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Not Applicable
         (c)                       *                Management of the Trust and
                                                    Funds or Portfolios

         15(a)                     *                Not Applicable
         (b)                       *                General Information

         (c)                       *                General Information

         16(a)       Management                     Management of the Trust and
                                                    Funds or Portfolios
         (b)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (c)         Other Information Concerning   Management of the Trust and
                     the Fund                       Funds or Portfolios
         (d)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (e)                       *                Not Applicable

         (f)         How to Buy, Sell and Exchange  Management of the Trust and
                     Shares (How to Purchase,       Funds or Portfolios
                     Redeem and Exchange Shares);
                     Other Information Concerning
                     the Fund
         (g)                       *                Not Applicable

         (h)                       *                Management of the Trust and
                                                    Funds or Portfolios;
                                                    Independent Accountants
         (i)                       *                Not Applicable

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------

         17          Investment Policies            Investment Policies and
                                                    Restrictions
         18(a)       Other Information Concerning   General Information
                     the Fund; How to Buy, Sell
                     and Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (b)                       *                Not Applicable

         19(a)       How to Buy, Sell and Exchange  Purchases, Redemptions and
                     Shares (How to Purchase,       Exchanges
                     Redeem and Exchange Shares)
         (b)         How the Fund Values its        Determination of Net Asset
                     Shares; How to Buy, Sell and   Value
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (c)                       *                Purchases, Redemptions and
                                                    Exchanges
         20          How Distributions are Made;    Tax Matters
                     Tax Information

         21(a)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Management of the Trust and
                                                    Funds or Portfolios
         (c)                       *                Not Applicable

         22                        *                Performance Information
         23                        *                Not Applicable

CHASE FUNDS
INVESTOR SHARES


CHASE S&P 500 INDEX FUND




PROSPECTUS

JULY __, 1999

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

CONTENTS

The Fund's objective and main investment strategy
Investment advisers


HOW YOUR ACCOUNT WORKS
Buying Fund shares
Selling Fund shares
Exchanging Fund shares
Other information concerning the Fund


DISTRIBUTIONS AND TAXES

SHAREHOLDER SERVICES

CHASE S&P 500 INDEX FUND

The Fund's objective

The Fund seeks to provide investment results that attempt to match the market capitalization-weighted total return of the stocks making up the S&P 500 Index.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in the S&P 500 Index Master Portfolio (the Master Portfolio), a series of Master Investment Portfolio, a registered open-end management company.

The Master Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index. Under normal market conditions, the Master Portfolio invests at least 90% of its assets in the stocks making up the S&P 500 Index. That portion of its assets is not actively managed but merely tries to replicate the S&P 500 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets before expenses and the S&P 500 Index. 100% correlation would mean the total return of the Master Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index. The Master Portfolio's advisers regularly monitor the Master Portfolio's correlation to the S&P 500 Index and adjust the portfolio as necessary to achieve a correlation of at least 95%.

Side note: The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial and transportation) selected by Standard & Poor's.

Side note: "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500" are trademarks of The McGraw-Hill Companies, Inc. [and have been licensed for use by The Chase Manhattan Bank (Chase) for use in connection with the Fund]. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Master Portfolio.

The Master Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Master Portfolio is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index through computerized, quantitative techniques.

In seeking to match the performance of the S&P 500 Index, the Master Portfolio buys and sells futures and options on stock index futures and may engage in other derivatives securities transactions. Derivatives are financial instruments whose value is based on another security, index or specified rate.

The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

The Master Portfolio may change any of these investment policies (but not its investment objective) without shareholder approval. The Fund may change its investment objective without shareholder approval.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the S&P Index Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of companies in the S&P 500 Index. The Master Portfolio seeks to track the S&P 500 Index during down markets as well as during up markets.

The Master Portfolio cannot as a practical matter own all the stocks that make up the S&P 500 Index in perfect correlation to the S&P 500 Index itself. The use of futures and options transactions is intended to help the Master Portfolio match the S&P 500 Index but that may not be the result. The Master Portfolio's ability to match the investment performance of the S&P 500 Index may depend on, among other things:

     o    The Fund's and Master Portfolio's expenses

     o    The amount of cash and cash equivalents held by the Master Portfolio

     o The manner in which the total return of the S&P 500 Index is calculated

     o The timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. As do many index funds, the Master Portfolio may invest in futures and options transactions and other derivatives to minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the index, the Master Portfolio and the Fund incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders orders. By using futures, the Master Portfolio potentially can offset the portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the S&P 500 Index. The Master Portfolio uses futures contracts to gain exposure to the S&P 500 Index for its cash balances, which could cause the Fund to track the S&P 500 Index less closely if the futures contracts do not perform as expected.

The Master Portfolio may lend a portion of its securities to certain financial institutions in order to earn income. Although these loans are fully collateralized, securities loans involve the risk of a delay in receiving additional collateral if the values of the securities go up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral of a borrower goes bankrupt.

The Fund and the Master Portfolio, like any business, could be affected if the computer systems on which they rely fail to properly process information beginning on January 1, 2000. The Fund's and the Master Portfolio's service providers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Master Portfolio holds or securities markets generally.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank and are not insured or guaranteed by the Federal Deposit Insurance Company, Federal Reserve Board or any other government agency.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:




                                                          DISTRIBUTION         OTHER             TOTAL ANNUAL FUND
                                     MANAGEMENT FEE       (12B-1) FEES         EXPENSES          OPERATING EXPENSES

INVESTOR CLASS SHARES                 0.__%               0.25%                ____%             ____%

* The table is based on estimated expenses for the current fiscal year. The actual Other expenses are currently expected to be 0.__% and Total annual Fund operating expenses are expected not to exceed ____%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.

YOUR COST WOULD BE

NUMBER OF YEARS              1                    3

COSTS                        $___                 $____

INVESTMENT ADVISERS

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. Chase may in the future manage cash and money market instruments for cash flow purposes. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services equal to 0.02% of the Fund's average daily net assets.

Barclays Global Fund Advisors (BGFA) provides investment guidance and policy direction for the Master Portfolio. BGFA is a wholly-owned subsidiary of Barclays Global Investors, N.A. which in turn is an indirect subsidiary of Barclays Bank PLC. BGFA provides investment advisory services to various clients and is located at 45 Fremont Street, San Francisco, California 94105.

BGFA is entitled to receive an annual fee equal to 0.05% of the Master Portfolio's average daily net assets.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

There is no commission or sales charge to buy Investor Class shares.

MINIMUM INVESTMENTS


               TYPE OF ACCOUNT           INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
               ------------------------- ------------------------- ----------------------------
               REGULAR ACCOUNT           $2,500                    $100
               ------------------------- ------------------------- ----------------------------
               SYSTEMATIC INVESTMENT
               PLAN                      $1,000                    $100
               ------------------------- ------------------------- ----------------------------
               INDIVIDUAL RETIREMENT
               ACCOUNTS (IRAS) AND
               ROTH IRAS                 $1,000                    $100
               ------------------------- ------------------------- ----------------------------
               SEP-IRAS                  $1,000                    $100
               ------------------------- ------------------------- ----------------------------
               EDUCATION IRAS            $500                      $100
               ------------------------- ------------------------- ----------------------------
               SIMPLE
               IRAS                      $25                       $25
               ------------------------- ------------------------- ----------------------------



YOU CAN BUY SHARES THREE WAYS:

Through your investment representative

Tell your representative that you want to buy Fund shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your investment representative may impose different minimum investments and earlier deadlines to buy and sell shares.

Through the Chase Funds Service Center

Call 1-888-524-2730
or

Complete the enclosed application form and mail it along with a check for the amount you want to invest to:

                           Chase Funds Service Center,
                                 P.O. Box 419392
                           Kansas City, MO 64141-6392


Through a Systematic Investment Plan

You can make regular automatic purchases of at least $100. For information about the Systematic Investment Plan, see the Shareholder services section of this prospectus.

The price of the shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange.

The Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The Chase Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. An order is in proper form only after payment is converted into federal funds.

You must provide a Taxpayer Identification Number or Social Security Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to Chase Funds in U.S. dollars. We won't accept credit cards, cash or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be cancelled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the Chase Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Fund shares.

SELLING FUND SHARES

There is no commission or charge to sell Investor Class shares of the Fund.

YOU CAN SELL YOUR SHARES THREE WAYS:

Through your investment representative

Tell your representative that you want to sell Fund shares. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through the Chase Funds Service Center

Call 1-888-524-2730. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Fund shares by phone, we'll send the money by wire only to a bank account on our records. We charge $10 for each transaction by wire. or

Send a signed letter with your instructions to:

Chase Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through a Systematic Withdrawal Plan

You can automatically sell as little as $50 worth of shares. For information about the Systematic Withdrawal Plan, see the Shareholder services section of this prospectus.

You can sell your Investor Class shares on any day the Fund is accepting purchase orders. You'll receive the next NAV calculated after the Chase Funds Service Center accepts your order.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

SIGNATURE GUARANTEES

Before you sell, you'll need signatures guaranteed for all registered owners or their legal representative if:

     o    you want to sell shares with a net asset value of $100,000 or more

     o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Funds Service Center for more details.

EXCHANGING FUND SHARES

You can exchange your shares for Investor class shares of certain other Chase Funds at net asset value, beginning 15 days after you buy your shares.

YOU CAN EXCHANGE YOUR SHARES THREE WAYS:

Through your investment representative

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through the Chase Funds Service Center

Call 1-888-524-2730 to ask for details.

Through a Systematic Exchange Plan

You can automatically exchange money from one Chase account to another of the same class. Call the Chase Funds Service Center for details.

You should not exchange shares as a means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three exchanges in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we may act on redemption and transfer instructions we receive by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you gave us. If they supply the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. You agree that you will not hold the Fund liable for any loss or expenses from any sales request, if the Fund has taken reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you only if it does not follow reasonable procedures.

The Fund has the right to withdraw its investment in the Master Portfolio if its Trustees were to determine it to be in the best interests of the Fund's shareholders to do so. In this situation, the Fund could find another portfolio in which to invest, or manage its assets directly. A withdrawal could cause the Fund to receive securities, instead of cash, from the Master Portfolio. This could result in brokerage fees or other transaction costs if the Fund needed to liquidate its holdings.

You may not always reach the Chase Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.

DISTRIBUTION ARRANGEMENTS

The Fund's distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

The Fund has adopted a Rule 12b-1 distribution plan for Investor Class shares. It provides for payment of distribution fees at an annual rate of up to 0.25% of the average daily net assets attributed to Investor Class shares of the Fund.

The money from these payments is used to compensate the Fund's distributor and broker-dealers for the services they provide and the expenses they incur selling Investor Class shares. Payments are not tied to the actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Fund may issue multiple classes of shares. This prospectus relates only to Investor Class shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Fund and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and pays these earnings out to shareholders as distributions.

The Fund distributes any net investment income at least quarterly. Net capital gain is distributed at least annually.

You have three options for your distributions if your financial services firm offers them. You may:

     o    reinvest all of them in additional Fund shares;

     o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

     o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions your received in the preceding year and the tax status of those distributions.

For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically debited from your checking or savings account. You must make an initial deposit of at least $1,000 to start the plan.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Funds Service Center. Call 1-888-524-2730 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-888-524-2730 for complete instruction.

SYSTEMATIC EXCHANGE

You can transfer assets automatically form one Chase account to another on a regular basis. It's a free service.

TELEPHONIC PRIVILEGES

You can buy, sell and exchange your shares by calling the Chase Funds Service Center. Telephone privileges are provided automatically, unless you tell us otherwise on your account application.

WHAT THE TERMS MEAN

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund or Master Portfolio and make decisions about buying and selling the Fund's or Master Portfolio's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:


                           CHASE FUNDS SERVICE CENTER
                                 P.O. BOX 419392
                           KANSAS CITY, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the Internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

                                   CHASE FUNDS
                               FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

CHASE FUNDS
PREMIER SHARES


CHASE S&P 500 INDEX FUND



PROSPECTUS

JULY __, 1999

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

CONTENTS

The Fund's objective and main investment strategy
Investment advisers


HOW YOUR ACCOUNT WORKS
Buying Fund shares
Selling Fund shares
Exchanging Fund shares
Other information concerning the Fund


DISTRIBUTIONS AND TAXES

SHAREHOLDER SERVICES

CHASE S&P 500 INDEX FUND

The Fund's objective

The Fund seeks to provide investment results that attempt to match the market capitalization-weighted total return of the stocks making up the S&P 500 Index.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in the S&P 500 Index Master Portfolio (the Master Portfolio), a series of Master Investment Portfolio, a registered open-end management company.

The Master Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index. Under normal market conditions, the Master Portfolio invests at least 90% of its assets in the stocks making up the S&P 500 Index. That portion of its assets is not actively managed but merely tries to replicate the S&P 500 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets before expenses and the S&P 500 Index. 100% correlation would mean the total return of the Master Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index. The Master Portfolio's advisers regularly monitor the Master Portfolio's correlation to the S&P 500 Index and adjust the portfolio as necessary to achieve a correlation of at least 95%.

Side note: The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial and transportation) selected by Standard & Poor's.

Side note: "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500" are trademarks of The McGraw-Hill Companies, Inc. [and have been licensed for use by The Chase Manhattan Bank (Chase) for use in connection with the Fund]. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Master Portfolio.

The Master Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Master Portfolio is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index through computerized, quantitative techniques.

In seeking to match the performance of the S&P 500 Index, the Master Portfolio buys and sells futures and options on stock index futures and may engage in other derivatives securities transactions. Derivatives are financial instruments whose value is based on another security, index or specified rate.

The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

The Master Portfolio may change any of these investment policies (but not its investment objective) without shareholder approval. The Fund may change its investment objective without shareholder approval.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the S&P Index Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of companies in the S&P 500 Index. The Master Portfolio seeks to track the S&P 500 Index during down markets as well as during up markets.

The Master Portfolio cannot as a practical matter own all the stocks that make up the S&P 500 Index in perfect correlation to the S&P 500 Index itself. The use of futures and options transactions is intended to help the Master Portfolio match the S&P 500 Index but that may not be the result. The Master Portfolio's ability to match the investment performance of the S&P 500 Index may depend on, among other things:

     o    The Fund's and Master Portfolio's expenses

     o    The amount of cash and cash equivalents held by the Master Portfolio

     o The manner in which the total return of the S&P 500 Index is calculated

     o The timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. As do many index funds, the Master Portfolio may invest in futures and options transactions and other derivatives to minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the index, the Master Portfolio and the Fund incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders orders. By using futures, the Master Portfolio potentially can offset the portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the S&P 500 Index. The Master Portfolio uses futures contracts to gain exposure to the S&P 500 Index for its cash balances, which could cause the Fund to track the S&P 500 Index less closely if the futures contracts do not perform as expected.

The Master Portfolio may lend a portion of its securities to certain financial institutions in order to earn income. Although these loans are fully collateralized, securities loans involve the risk of a delay in receiving additional collateral if the values of the securities go up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral of a borrower goes bankrupt.

The Fund and the Master Portfolio, like any business, could be affected if the computer systems on which they rely fail to properly process information beginning on January 1, 2000. The Fund's and the Master Portfolio's service providers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Master Portfolio holds or securities markets generally.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank and are not insured or guaranteed by the Federal Deposit Insurance Company, Federal Reserve Board or any other government agency.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:



                                                          DISTRIBUTION         OTHER             TOTAL ANNUAL FUND
                                      MANAGEMENT FEE      (12B-1) FEES         EXPENSES          OPERATING EXPENSES

PREMIER CLASS SHARES                  ____%               NONE                 ____%             ____%


* The table is based on estimated expenses for the current fiscal year. The actual Other expenses are currently expected to be 0.__% and Total annual Fund operating expenses are expected not to exceed ____%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

     o    you invest $10,000

     o    you sell all your shares at the end of the period

     o    your investment has a 5% return each year, and

     o the Fund's operating expenses are not waived and remain the same as shown above.

YOUR COST WOULD BE

NUMBER OF YEARS              1                    3

COSTS                        $___                 $____

INVESTMENT ADVISERS

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. Chase may in the future manage cash and money market instruments for cash flow purposes. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services equal to 0.02% of the Fund's average daily net assets.

Barclays Global Fund Advisors (BGFA) provides investment guidance and policy direction for the Master Portfolio. BGFA is a wholly-owned subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. BGFA provides investment advisory services to various clients and is located at 45 Fremont Street, San Francisco, California 94105.

BGFA is entitled to receive an annual fee equal to 0.05% of the Master Portfolio's average daily net assets.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

There is no commission or sales charge to buy Premier Class shares. You can buy shares through financial service firms, such as broker-dealers and banks, if they have an agreement with the Fund's distributor. Your financial service firm is responsible for promptly forwarding your order to the Chase Funds Service Center.

MINIMUM INVESTMENTS

The minimum initial investment is $1 million. There is no minimum for subsequent investments. Your financial service firm must maintain an average account balance of at least $1 million in Premier shares of the Fund at all times. Your financial services firm may set its own minimum investment for initial and subsequent investments.

INVESTMENT DETAILS

The price of the shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the next NAV calculated after your financial service firm accepts your instructions, provided that the order is received by the Chase Funds Service Center before it closes for business that day. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange.

The Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

Your financial service firm will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

You can buy shares on any business day that the New York Stock Exchange is open.

You must provide a Taxpayer Identification Number or Social Security Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

SELLING FUND SHARES

There is no commission or charge to sell Premier Class shares of the Fund.

You can sell your shares on any day the Fund is accepting purchase orders. Your financial service firm will forward your order to the Chase Funds Service Center. Your financial service firm will be responsible for sending the Fund all the documentation that it needs, and your firm might charge you for this service. You'll receive the next NAV calculated after the Chase Funds Service Center receives your order in proper form.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send your financial service firm the proceeds the next business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

EXCHANGING FUND SHARES

You can exchange your shares for Premier class shares of certain other Chase Funds at net asset value, if your financial service firm allows exchanges. To exchange shares, contact your financial service firm. You should carefully read the prospectus of the Fund you want to change to before making any exchanges.

OTHER INFORMATION CONCERNING THE FUND

If you have authorized your financial service firm to act upon instructions received by phone and the firm fails to take reasonable steps to confirm that the instructions are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. You agree that you will not hold the Fund, your financial service firm or their agents liable for any loss or expenses from any sales request, including a fraudulent or unauthorized request, if the financial service firm has taken reasonable precautions.

The Fund has the right to withdraw its investment in the Master Portfolio if its Trustees were to determine it to be in the best interests of the Fund's shareholders to do so. In this situation, the Fund could find another portfolio in which to invest, or manage its assets directly. A withdrawal could cause the Fund to receive securities, instead of cash, from the Master Portfolio. This could result in brokerage fees or other transaction costs if the Fund needed to liquidate its holdings.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.

DISTRIBUTION ARRANGEMENTS

The Fund's distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

The Fund may issue multiple classes of shares. This prospectus relates only to Premier Class shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Fund and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and pays these earnings out to shareholders as distributions.

The Fund distributes any net investment income at least quarterly. Net capital gain is distributed at least annually.

You have three options for your distributions if your financial services firm offers them. You may:

     o    reinvest all of them in additional Fund shares;

     o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

     o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions your received in the preceding year and the tax status of those distributions.

For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund or Master Portfolio and make decisions about buying and selling the Fund's or Master Portfolio's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:


                           CHASE FUNDS SERVICE CENTER
                                 P.O. BOX 419392
                           KANSAS CITY, MO 64141-6392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the Internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

                                   CHASE FUNDS
                               FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

                      STATEMENT OF ADDITIONAL INFORMATION
                                            , 1999


                            CHASE S&P 500 INDEX FUND
              ONE CHASE MANHATTAN PLAZA, NEW YORK, NEW YORK 10081



     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus offering shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectus offering shares of Chase S&P 500 Index Fund. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectus. Copies of the Prospectus may be obtained by an investor without charge by contacting CFD Fund Distributors, Inc. ("CFD"), the Fund's distributor (the "Distributor"), at the above-listed address.


     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

     For more information about your account, simply call or write the Chase Funds Service Center at:

                                  1-800-62-CHASE
                                  Chase Funds Service Center
                                  P.O. Box 419392
                                  Kansas City, MO 64141

                               TABLE OF CONTENTS

                                                                                                              PAGE
                                                                                                              ----

The Fund...................................................................................................     3

Investment Policies and Restrictions.......................................................................     3

Performance Information....................................................................................    18

Determination of Net Asset Value...........................................................................    19

Purchases, Redemptions and Exchanges.......................................................................    20

Tax Matters................................................................................................    21

Management of the Trust and the Fund.......................................................................    25

Independent Accountants....................................................................................    32

Certain Regulatory Matters.................................................................................    32

General Information........................................................................................    33

APPENDIX A

Description of certain obligations issued or guaranteed by U.S. Government
  Agencies or Instrumentalities............................................................................

APPENDIX B

Description of Ratings.....................................................................................

                                    THE FUND


     Mutual Fund Investment Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. The Trust presently consists of 17 separate series (the "Funds" or Chase Funds) of which the S&P 500 Index Fund (the "Fund") is a part. The Fund is a diversified Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). References to "Shares" in this Statement of Additional Information are to the shares of S&P Index Fund and not to shares of the other series.



     The Fund has a master fund/feeder fund structure. Under this structure, the Fund seeks to achieve its investment objective by investing all of its investable assets in an open-end management investment company which has the same investment objective as the Fund. The Fund invests in S&P 500 Index Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Master Investment Portfolio ("MIP"), a Delaware business trust. Certain qualified investors, in addition to the Fund, may invest in the Master Portfolio.



     The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Fund. [The Chase Manhattan Bank ("Chase") is the investment adviser for the Fund.] Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser. Barclays Global Fund Advisors ("BGFA") is responsible for the day-to-day management of the Master Portfolio.


                      INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT POLICIES


     The Prospectus sets forth the investment policies of the Fund and the Master Portfolio. The following information supplements and should be read in conjunction with the related sections of the Prospectus.



     U.S. Government Securities. The Fund and Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government Securities include
(1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.


     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of

Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.


     Bank Obligations. The Fund's investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.



     The Master Portfolio may invest in (i) bank obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation and (ii) short-term U.S. dollar-denominated obligations of foreign banks (including domestic branches) that at the time of investment have more than $10 billion (or the equivalent in other currencies) and which, in the opinion of BGFA, are of comparable quality to obligations of domestic banks which may be purchased by the Master Portfolio.



     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which the Fund or Master Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.


     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.


     Foreign Securities. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's or Master Portfolio's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of the Fund's or Master Portfolio's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding assets, political or financial instability and diplomatic developments could affect the value of the Fund's or Master Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers, and special tax considerations will apply to foreign securities. The risks can increase if the Fund or Master Portfolio invests in emerging market securities.



     Depositary Receipts. The Fund and Master Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts.") Each of the Fund and Master Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies it will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.



     Obligations of Foreign Governments [and Corporations] and Supranational Agencies. Each of the Fund and Master Portfolio may invest in U.S. dollar-denominated obligations of foreign governments (including any of their political subdivisions, agencies or instrumentalities) that are determined by its adviser to be of comparable quality to the other obligations in which it may invest.



     The Fund and Master Portfolio may invest in debt securities issued by supranational organizations, which include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Union, which is a fifteen-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.



     The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.



     [The Master Portfolio may also invest in U.S. dollar-denominated debt obligations issued by foreign corporations.]



     Credit Quality. The Fund and Master Portfolio will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's advisers to be of comparable quality. Investment grade debt securities are securities rated in the category of Baa or higher by Moody's or BBB or higher by S&P or the equivalent by another NRSRO. Although the Fund is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Master Portfolio is also not required to sell such securities provided that the amount of such securities (plus unrated securities of comparable quality) held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets.



     It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, the advisers also will evaluate such obligations and the ability of their issuers to pay interest and principal. The Fund and the Master Portfolio will rely on the advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the advisers will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.



     Commercial Paper and Short-Term Corporate Debt Instruments. The Fund and Master Portfolio may invest in commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Master Portfolio may invest in commercial paper (including variable amount master demand notes) rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA. [Rating requirement for Fund?] A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.



     The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.



     Repurchase Agreements. The Fund and Master Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions involve some risk if the other party should default on its obligation and the Fund or Master Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Each of the Fund and Master Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which it is permitted to invest. Under the terms of a typical repurchase agreement, the Fund or Master Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund or Master Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's or Master Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund or Master Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or Master Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund or Master Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund or Master Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.



     Forward Commitments. The Fund and Master Portfolio may purchase or sell securities for delivery at a future date. (This includes when-issued and delayed delivery transactions.) In order to invest the Fund's or Master Portfolio's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the Fund's or Master Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account for the Fund or Master Portfolio, consisting of cash or liquid securities equal to the amount of the Fund's or Master

Portfolio's commitments securities will be established at the Fund's or Master Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund or Master Portfolio.



     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Fund's or Master Portfolio's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Fund or Master Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund's or Master Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses which are not exempt from federal, state or local taxation.



     To the extent the Fund or Master Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.



     Floating and Variable Rate Securities. The Fund and Master Portfolio may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.



     The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Fund and Master Portfolio will decide which floating or variable rate securities to purchase in order to minimize credit risks.



     The Fund's and Master Portfolio's advisers monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held on the basis of published financial information and reports of the rating agencies and other bank analytical services to which they may subscribe. Although these instruments may be sold, it is intended that they be held until maturity.


     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments.

     Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.


     Borrowings and Reverse Repurchase Agreements The Fund and Master Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as "leveraging." The Fund and Master Portfolio may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Reverse repurchase agreements involve the sale of securities held by the Fund or Master Portfolio with an agreement to repurchase the securities at an agreed upon price and date. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund or Master Portfolio is obliged to purchase the securities. Whenever the Fund or Master Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund or Master Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.



     Illiquid Securities. Each of the Fund and Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund or Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.



     For purposes of its limitation on investments in illiquid securities, the Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.


     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and Section 4(2) paper.


     Stand-By Commitments. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.



     Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment.



     Securities Loans. The Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Fund's total assets. The value of Securities loaned by the Master Portfolio may not exceed one-third of its total assets. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. The Fund or Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio, BGFA or Stephens, Inc. (the Master Portfolio's placement agent).



     In connection with such loans, the Fund or Master Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least [100%] of the current market value plus accrued interest of the securities loaned. The Fund and Master Portfolio can increase its income through the investment of such collateral. The Fund or Master Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Fund or Master Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Fund or Master Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Fund or Master Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.



     Investment Company Securities. Apart from being able to invest all if its investable assets in another investment company having substantially the same investment objective and approach, the Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objectives and policies, subject to applicable regulatory restrictions. The Master Portfolio may invest in securities issued by open-end other investment companies which principally invest in securities of the type in which the Master Portfolio invests, subject to applicable regulatory restrictions. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange-listed closed-end funds.



     Warrants. Each of the Fund and the Master Portfolio may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each of the Fund and Master Portfolio may only purchase warrants on securities in which it may invest directly.


     The Fund is classified as a "diversified" fund under federal securities laws.

ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS


     Introduction. As explained more fully below, the Fund and Master Portfolio may employ derivative and related instruments as tools in the management of portfolio assets. Some of these instruments will be subject to asset segregation requirements to cover the Fund's or Master Portfolio's obligations. The Fund and Master Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities other options or derivative instruments) and (ii) enter into futures contracts and options on futures contracts. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.



     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for the Fund or Master Portfolio.



     Each of the Fund and Master Portfolio may invest its assets in derivative and related instruments subject only to its investment objective and policies and the requirement that the Fund or Master Portfolio maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund or Master Portfolio.



     The value of some derivative or similar instruments in which the Fund and Master Portfolio may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Fund and Master Portfolio--ability of the Fund or Master Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, the Fund or Master Portfolio could be exposed to the risk of a loss. The Fund and Master Portfolio might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.



     Set forth below is an explanation of the various derivatives strategies and related instruments the Fund and Master Portfolio may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Fund's current prospectus as well as provide useful information to prospective investors.



     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in the Fund or Master Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund or Master Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to the Fund and Master Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Fund and Master Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund or Master Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.


     Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by the Fund and Master Portfolio.



     Options on Securities, Securities Indexes and Debt Instruments. The Fund and Master Portfolio may purchase, sell or exercise call and put options on
(i) securities, (ii) securities indexes, and (iii) debt instruments.



     Although in most cases these options will be exchange-traded, the Fund and Master Portfolio may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.



     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund or Master Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund and Master Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, the Fund and Master Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund and Master Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Fund and Master Portfolio will not write uncovered options.



     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, the Fund or Master Portfolio writing a covered call (i.e., where the underlying securities are held by the Fund or Master Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.



     If a put or call option purchased by the Fund or Master Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund or Master Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund or Master Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund or Master Portfolio may be unable to close out a position.



     Futures Contracts and Options on Futures Contracts. The Fund and Master Portfolio may purchase or sell (i) futures contracts on specified instruments or indices, and (ii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indices in which the Fund and Master Portfolio may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).



     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, the Fund and Master Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where the Fund or Master Portfolio intends to acquire an instrument or enter into a position. For example, the Fund and Master Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.



     When writing or purchasing options, the Fund and Master Portfolio may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Fund and Master Portfolio may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.



     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Fund and Master Portfolio will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.



     Additional Restrictions on the Use of Futures and Option Contracts. The Fund and Master Portfolio are not "commodity pools" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Fund or Master Portfolio may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.



     When the Fund or Master Portfolio purchases a futures contract, an amount of liquid securities will be deposited in a segregated account with the Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.




MASTER-FEEDER STRUCTURE



     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company. A shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, the Master Portfolio also sells beneficial interests to other mutual funds or institutional investors. Such investors invest in the Master Portfolio on the same terms and conditions and pay a proportionate share of the Master Portfolio's expenses. However, other investors in the Master Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Master Portfolio. Such differences in return are also present in other mutual fund structures.



     Smaller funds investing in the Master Portfolio could be materially affected by the actions of larger funds investing in the Master Portfolio. For example, if a large fund were to withdraw from the Master Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Master Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the Master Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to the Master Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in the Master Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in the Master Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.



     The Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Master Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.



     Investors in the Fund may obtain information about whether investment in the Master Portfolio might be available through other funds by contacting the Chase Funds Service Center.


INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

     The Fund may not:

          (1) borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments;

          (2) make loans, except that the Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;


          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry except that there shall be no limitation with respect to investments in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; however, the Fund will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% of its total assets would be invested in a single industry. Notwithstanding the foregoing, with respect to the Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;


          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
     (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

     In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

     For purposes of investment restriction (2) above, loan participations are considered to be debt instruments.

     For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

     For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by the Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

     In addition, the Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) The Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities).

          (2) The Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

          (3) The Fund may not purchase or sell interests in oil, gas or mineral leases.

          (4) The Fund may not invest more than 15% of its net assets in illiquid securities.

          (5) The Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Except as specified above, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

     For purposes of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


     The Master Portfolio has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the outstanding voting securities of the Master Portfolio. Non-fundamental policies may be changed without shareholder approval by a vote of a majority for the Trustees of MIP at any time.



     FUNDAMENTAL INVESTMENT RESTRICTIONS. The Master Portfolio is subject to the following investment restrictions, all of which are fundamental policies.



     The Master Portfolio may not:



          1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.



          2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets.



          3. Invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.



          4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.



          5. Borrow money, except to the extent permitted under the 1940 Act, provided that the S&P 500 Stock Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.



          6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and MIP's Board of Trustees.



          7. Act as an underwriter of securities of other issuers, except to the extent the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.



          8. Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in
     (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; however, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry).



          9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.



          10. Purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.



     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Master Portfolio is subject to the following non-fundamental policies.



          (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (ii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees of operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.



          (2) The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements that are not terminable.



          (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.



     If a percentage restriction of the Master Portfolio is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets, except with respect to compliance with Investment Restriction No. 5, will not constitute a violation of such restriction.


PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


     General. BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.



     Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.



     Brokerage Commissions. For the fiscal years ended February 28, 1997, February 28, 1998, and February 28, 1999, the Master Portfolio paid brokerage commissions in the dollar amounts shown below. None of the brokerage commissions were paid to affiliated brokers.



                                                        FYE 2/29/97    FYE 2/28/98    FYE 2/28/99
                                                        -----------    -----------    -----------
Master Portfolio.....................................     $69,826       $ 112,100      $



     Securities of Regular Broker/Dealers. On February 28, 1999, the Master Portfolio owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:




                                      $
                                      $
                                      $
                                      $

                            PERFORMANCE INFORMATION

     Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services.

     From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of the Fund or its classes. The Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the S&P 400 Mid Cap Index, the S&P 600 Small Cap Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.


     Performance results presented for the Fund will be based upon the performance of the Master Portfolio for periods prior to the inception of the Fund in July 1999, adjusted to reflect historical expenses at the levels projected (absent reimbursements) for the Fund at the Fund's inception.


     The Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of the Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares).

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to the Fund.

     Advertisements for the Chase Funds may include references to the asset size of other financial products made available by Chase or its affiliates, such as the offshore assets of other funds.

TOTAL RATE OF RETURN

     The Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.


     The average annual total rate of return for the Fund, reflecting the initial investment and assuming the reinvestment of all distributions for the one and five year periods ended December 31, 1998 and for the period from commencement of business operations of the Master Portfolio to December 31, 1998 were as follows:



                                             ONE YEAR    FIVE YEARS    SINCE INCEPTION
                                             --------    ----------    ---------------
Premier Class
Investor Class


------------------

Performance results presented for the Fund will be based upon the performance of the Master Portfolio for periods prior to the inception of the Fund in July 1999, adjusted to reflect historical expenses at the levels projected (absent reimbursements) for each class the Fund at the Fund's inception.


YIELD QUOTATIONS

     Any current "yield" quotation for a class of shares shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

                        DETERMINATION OF NET ASSET VALUE


     As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



     The securities of the Master Portfolio, including covered call options written by the Master Portfolio, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's Board of Trustees. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.



     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's Board of Trustees. BFGA and MIP's Board of Trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's Board of Trustees.


                      PURCHASES, REDEMPTIONS AND EXCHANGES

     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application.

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

     Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     The Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. The Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Fund intends to qualify and elect to be taxed as a regulated investment company (a "RIC") under Subchapter M of the Code. If the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year.

     In addition to satisfying the Distribution Requirement for each taxable year, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other
RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If the Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, under recently enacted legislation, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax.

     If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

     The Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends may differ between classes as a result of differences in class specific expenses.

     The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Under recently enacted legislation, the maximum rate of tax on long-term capital gains of individuals will generally be reduced from 28% to 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a RIC would not appear eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to capital gain dividends paid by a RIC.

     Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days
(91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of Code Section 246(c)(3) and (4); (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund.

     Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

     Distributions by the Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

     A shareholder in the Fund will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax on a net basis at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

STATE AND LOCAL TAX MATTERS

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to the Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that the Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund. Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution date will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

EFFECT OF FUTURE LEGISLATION

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                      MANAGEMENT OF THE TRUST AND THE FUND

TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     *Sarah E. Jones--Chair and Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of The Chase Manhattan Bank. Trustee, Chase Vista Funds. Age: 46. Address: Chase Mutual Funds Corp., One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     Frank A. Liddell, Jr.--Trustee. Retired; Of Counsel, Liddell, Sapp, Zivley, Hill & LaBoon. Member of AVESTA Trust Supervisory Committee from inception to 1997. Age: 68. Address: P.O. Box 2558, Houston, TX 77252.

     George E. McDavid--Trustee. President, Houston Chronicle Publishing Company. Member of AVESTA Trust Supervisory Committee from inception to 1997.
Age: 66. Address: P.O. Box 2558, Houston, TX 77252.

     Kenneth L. Otto--Trustee. Retired; formerly Senior Vice President, Tenneco Inc. Member of AVESTA Trust Supervisory Committee from inception to 1997.
Age: 66. Address: P.O. Box 2558, Houston, TX 77252.

     Fergus Reid, III--Trustee. Chairman and Chief Executive Officer, Lumelite Corporation since September 1985. Chairman and Trustee, the Chase Vista Funds. Trustee, Morgan Stanley Funds. Age: 65. Address: 202 June Road, Stamford, CT 06903.

     H. Michael Tyson--Trustee. Retired; formerly Executive Vice President, Texas Commerce Bank from 1990 to 1995. Member of AVESTA Trust Supervisory Committee from 1988 to 1997. Age: 58. Address: P.O. Box 2558, Houston, TX 77252.

     Martin R. Dean--Treasurer. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 33.
Address: 3435 Stelzer Road, Columbus, OH 43219.

     Richard Baxt--Secretary. Senior Vice President, Client Services, BISYS Fund Services; formerly General Manager of Investment and Insurance, First Fidelity Bank, President of First Fidelity Brokers, and President of Citicorp Investment Services. Age: 44. Address: 125 W. 55th Street, New York, NY 10019.

     Vicky M. Hayes--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributor, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Age: 36. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     Alaina Metz--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Age: 30. Address: 3435 Stelzer Road, Columbus, OH 43219.

     Lee Schultheis--Assistant Treasurer and Assistant Secretary. Senior Vice President, BISYS Fund Distributors; formerly Senior Managing Director, Forum Financial Group. Age: 41. Address: 1211 Avenue of the Americas, 41st Floor, New York, NY 10081.

     Ms. Jones is also a Trustee of Mutual Fund Group, Mutual Fund Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Mutual Fund Variable Annuity Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities are referred to as the "Chase Vista Funds"). Mr. Reid is

------------------
* Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Liddell, McDavid, Otto, Reid and Tyson. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

Chairman and a Trustee of the Chase Vista Funds. Messrs. Dean, Baxt and Schultheis and Ms. Hayes and Metz also serve in the same capacities of the Chase Vista Funds.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services. Each such Trustee receives a fee, which consists of an annual retainer component and a meeting fee component.


     Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1998 for each member of the Board of Trustees of the Trust:



                                                         TOTAL COMPENSATION
                                                             FROM
                                                          THE TRUST
                                                         ------------------
Frank A. Liddell, Jr., Trustee........................         $
George E. McDavid, Trustee............................
Kenneth L. Otto, Trustee..............................
Fergus Reid, III, Trustee.............................
H. Michael Tyson, Trustee.............................


     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


MANAGEMENT OF MIP



     The Trustees and Principal Officer of MIP, together with information as to their principal business occupations during at least the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Each Trustee who is deemed to be an "interested person" of the MIP, as defined in the 1940 Act, is indicated by an asterisk.



 NAME, ADDRESS AND AGE                             POSITION           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-----------------------                      --------------------   ----------------------------------------------
 Jack S. Euphrat, 76 .....................   Trustee                Private Investor
 415 Walsh Road
 Atherton, CA 94027

*R. Greg Feltus, 47 ......................   Trustee and            Executive Vice President of Stephens;
                                             President              President of Stephens Insurance Services Inc.;
                                                                    Senior Vice President of Stephens Sports
                                                                    Management Inc.; and President of Investors
                                                                    Brokerage Insurance Inc.

 W. Rodney Hughes, 72 ....................   Trustee                Private Investor.
 31 Dellwood Court
 San Rafael, CA 94901

 Richard H. Blank, Jr., 42 ...............   Chief Operating        Vice President of Stephens; Director of
                                             Officer, Secretary     Stephens Sports Management Inc.; and Director
                                             and Treasurer          of Capo Inc.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended February 28, 1999 for each Trustee of MIP:



                                                                                      TOTAL COMPENSATION
                                                                                           FROM MIP
                                                 AGGREGATE COMPENSATION                  AND BGFA AND
 NAME AND POSITION                                      FROM MIP                  WELLS FARGO FUND COMPLEXES
-------------------                         ---------------------------------  ---------------------------------
 Jack S. Euphrat .........................
 Trustee

*R. Greg Feltus ..........................
 Trustee

 Thomas S. Goho ..........................
 Trustee

 W. Rodney Hughes ........................
 Trustee

*J. Tucker Morse .........................
 Trustee



     Trustees of MIP are compensated annually by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. MIP, MasterWorks Funds Inc. and Managed Series Investment Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "BGFA Fund Complex"). Stagecoach Funds, Inc., Stagecoach Trust and Life & Annuity Trust together form a separate fund complex (the "Wells Fargo Fund Complex"). Each of the Trustees and the principal officer of MIP serves in the identical capacity as directors/trustees and/or officer of each registered open-end management investment company in both the BGFA and Wells Fargo Fund Complexes. The Trustees are compensated by other Companies and Trusts within the fund complexes for their services as Directors/Trustees to such Companies and Trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from MIP or any other member of each fund complex.



     As of the date of this statement of additional information, the Trustees and Principal Officer of MIP as a group beneficially owned less than 1% of the outstanding shares of MIP.




ADVISORY ARRANGEMENTS



     Fund. Chase acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, Chase provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. Chase may in the future manage cash and money market instruments for cash flow purposes. The adviser to the Fund furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments for the Fund. The Advisory Agreement for the Fund will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.



     Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Fund with greater opportunities and flexibility in accessing investment expertise.



     Pursuant to the terms of the Advisory Agreement, the adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the

1940 Act). The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.



     In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.



     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase, as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.



     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.



     Chase and its affiliates and the Chase Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.



     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.



     Master Portfolio. BGFA serves as investment adviser to the Master Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, CA 94105. As of
December 31, 1998, BGFA and its affiliates provided investment advisory services for approximately $615 billion of assets under management.



     BGFA provides the Master Portfolio with investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio, subject to the supervision of MIP's Board of Trustees and in conformity with Delaware law and the stated policies of the Master Portfolio. BGFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.



     BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended February 28, 1999, BGFA received amounts equal to 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.



     Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision of, and the overall authority of MIP's Board of Trustees, determines that a particular security should be bought or sold for the

Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably.



     BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA has informed MIP that in making its investment decisions it does not obtain or use material inside information in its possession.



     Prior to January 1, 1996, Wells Fargo Bank provided investment advisory services to the Master Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") dated February 25, 1994 with MIP. The terms of the Advisory Agreement were identical in all material respects, other than the identity of the parties, to each BGFA Advisory Contract.



     For the period beginning March 1, 1995 and ended December 31, 1995, the Master Portfolio paid the following advisory fees to Wells Fargo Bank, without waivers. For the period beginning January 1, 1996 and ended February 29, 1996, the year ended February 28, 1997, the year ended February 28, 1998, and the year ended February 28, 1999, the Master Portfolio paid the following advisory fees to BGFA, without waivers:



                            MARCH 1, 1995-      JANUARY 1, 1996-     YEAR ENDED          YEAR ENDED          YEAR ENDED
                            DECEMBER 31, 1995   FEBRUARY 29, 1996   FEBRUARY 28, 1997   FEBRUARY 28, 1998   FEBRUARY 29, 1999
                            -----------------   -----------------   -----------------   -----------------   -----------------
Master Portfolio..........      $ 279,843            $73,598            $ 577,637           $ 939,051           $



     Investment Sub-Adviser. The Master Portfolio does not currently engage a sub-adviser. However, prior to January 1, 1996, WFNIA provided investment sub-advisory services to the Master Portfolio pursuant to a Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") dated February 25, 1994 with Wells Fargo Bank and MIP. For the period beginning March 1, 1995 and ended December 31, 1995, Wells Fargo Bank paid $224,069 in sub-advisory fees to WFNIA for services provided on behalf of the Master Portfolio, without waivers.




ADMINISTRATION ARRANGEMENTS



     Fund Administrator. Pursuant to an Administration Agreement (the "Administration Agreement"), Chase is the administrator of the Fund. Chase provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.


     Under the Administration Agreement Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     In addition, the Administration Agreement provides that, in the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


     In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from the Fund a fee computed daily and paid monthly at an annual rate equal to [0.05%] of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to the Fund on a month-to-month basis.



     Master Portfolio Co-Administrators. Stephens and BGI are the Master Portfolio's co-administrators. Stephens and BGI provide the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the MIP's trustees and officers. Stephens also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, except as outlined below under "Expenses," Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the fees payable to BGFA. Stephens and BGI are not entitled to compensation for providing administration services to the Master Portfolio. BGI has delegated certain of its duties as co-administrator to Investors Bank & Trust Company ("IBT"). IBT, as sub-administrator, is compensated by BGI for performing certain administration services.



     Prior to October 21, 1996, Stephens alone provided administration services to MIP. Stephens was not entitled to compensation for providing administration services to the Master Portfolio so long as Stephens received fees for providing similar services to a feeder fund of another investment company investing all of its assets in the Master Portfolio. The Master Portfolio did not pay any administration fees to Stephens.

DISTRIBUTION AND SUB-ADMINISTRATION AGREEMENT

     The Trust has entered into a Distribution and Sub-Administration Agreement (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Fund's exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of the Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

     CFD Fund Distributors, Inc. ("CFD") acts as the Fund's sub-administrator and distributor. For the sub-administrative services it performs, CFD is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. CFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. CFD is located at One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     CFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and, payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

     The Distribution Agreement is currently in effect and will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to the Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to the Fund during such fiscal year; and if the amounts should exceed the monthly fee, the Distributor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of [0.05%] of the net assets of the Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to the Fund on a month-to-month basis.


EXPENSES

     The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government office and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and, expenses of calculating the net as value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class.

TRANSFER AGENT AND CUSTODIAN

     The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolio of the Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Fund. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245.


     IBT currently acts as the Master Portfolio's custodian. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02111. IBT is not entitled to receive compensation for its custodial services so long as it is entitled to receive compensation for providing sub-administration services to the Master Portfolio. Prior to October 21, 1996, Barclays Global Investors, N.A. ("BGI") acted as the Master Portfolio's custodian. The principal business address of BGI is 45 Fremont Street, San Francisco, California 94105. BGI did not receive compensation for its custodial services.



     IBT also acts as the Master Portfolio's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). IBT is not entitled to receive compensation for providing such services to MIP so long as it receives fees for providing similar services to the funds which invest substantially all of their assets in the Master Portfolio. Prior to March 2, 1998, Wells Fargo Bank acted as Transfer Agent to the Master Portfolio. To date, the Master Portfolio has not paid any transfer and dividend disbursing agency fees.


                            INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

     Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in the Prospectus and this Statement of Additional Information without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


     Fund. The Fund is a portfolio of the Mutual Fund Investment Trust, an open-end, management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997 (the "Trust"). The Trust currently consists of 16 series of shares of beneficial interest, par value $.001 per share. With respect to all of its Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


     The Fund may issue multiple classes of shares. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. The classes of shares have several different attributes relating to expenses, as described herein and in the Prospectus. In addition to such differences, expenses borne by each class of the Fund may differ slightly because of the allocation of other class-specific expenses. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

     Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

     The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. The Trustees will promptly call a meeting of shareholders to remove a trustee when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.


     Master Portfolio. Pursuant to MIP's Declaration of Trust, the Trustees are authorized to issue shares of beneficial interests in the Master Portfolio. Investors in the Master Portfolios are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of the Master Portfolio. Upon liquidation or dissolution of the Master Portfolio, investors are entitled to share pro rata in the Master Portfolio's net assets available for distribution to its investors. Investments in the Master Portfolio have no preference, pre-exemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Master Portfolio may not be transferred. No certificates are issued.



     Each investor is entitled to vote, with respect to matters affecting each of MIP's portfolios, in proportion to the amount of its investment in the MIP. Investors in the MIP do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in MIP may elect all of the Trustees of MIP if they choose to do so and in such event the other investors in MIP would not be able to elect any Trustee. MIP is not required to hold annual meetings of investors but MIP may hold special meetings of investors when in the judgment of MIP's Trustees it is necessary or desirable to submit matters for an investor vote.



     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as MIP, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Master Portfolio affected by such matter. Rule 18f-2 further provides that the Master Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of the Master Portfolio in the matter are identical or that the matter does not affect any interest of the Master Portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.


PRINCIPAL HOLDERS


     As of March 31, 1999, no persons beneficially owned of record 5% or more of the outstanding shares of the Fund. [Master Portfolio?]

                          PART C - OTHER INFORMATION


Item 23.         Exhibits





1        Declaration of Trust dated as of September 19, 1997.*



2        By-Laws.*


3        None.


4(a) Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.*


4(b) Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association.*


4(c)     Form of Administration Agreement.*


4(d)     Form of Investment Advisory Agreement.*


5        Form of Distribution and Sub-Administration Agreement.*


6        None.


7        Form of Custodian Agreement.*


8        Form of Transfer Agency Agreement.*

9 Opinion and consent of counsel as to the legality of the securities being registered.*


10       Consent of Independent Auditors.+


11 Financial Statements and the Reports thereon for the Funds filed herein for the fiscal year ended December 31, 1998 are incorporated by reference into this Part B as part of the 1998 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on February 22, 1999, accession numbers 0000889812-99-000600 and 0000889812-99-0601.


12       None.


13       Distribution Plan.*


14       Financial Data Schedules.+


18       None.



* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.


+        Filed herewith.

Item 24.         Persons Controlled by or Under Common Control with the Fund.

Inapplicable.



Item 25.         Indemnification


Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser


(a) The Chase Manhattan Bank ("Chase") is the investment adviser of the Trust. Chase is a commercial bank providing a wide range of banking and investment services.

To the knowledge of the Registrant, none of the Directors or executive officers of Chase, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of Chase also hold or have held various positions with bank and non-bank affiliates of Chase, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


         Name            Position with Chase         Principal Occupation
         ----            -------------------         --------------------
Hans W. Becherer         Director              Chairman and CEO, Deere & Co.

Frank A. Bennack, Jr.    Director              Chairman and CEO, The Hearst
                                               Corp.

Susan V. Berresford      Director              President, The Ford Foundation

Donald L. Boudreau       Vice Chairman         None
                         Of the Board

M. Anthony Burns         Director              Chairman of the Board,
                                               President and Chief Executive
                                               Officer of Ryder System, Inc.

H. Laurance Fuller       Director              Chairman, President, Chief
                                               Executive Officer and Director
                                               of Amoco Corporation and
                                               Director of Abbott Laboratories

Melvin R. Goodes         Director              Chairman and CEO, Warner-Lambert
                                               Co.

William H. Gray III      Director              President and CEO, The College
                                               Fund/UNCF


George V. Grune          Director              Chairman and CEO, The Reader's
                                               Digest Assoc., Inc.

William Harrison         Vice Chairman         None
                         Of the Board

Harold S. Hook           Director              Retired Chairman, American
                                               General Corp.

Helene Kaplan            Director              Of Counsel, Skaden, Arps, Slate,
                                               Meager & Flom LLP

Thomas G. Labreque       President and Chief   Chairman, Chief Executive
                         Operating Officer     Officer and a Director of The
                         and Director          Chase Manhattan Corporation and
                                               a Director of AMAX, Inc.

Donald H. Layton         Vice Chairman         None
                         Of the Board

James B. Lee             Vice Chairman         None
                         Of the Board

Denis O'Leary            Executive             None
                         Vice President

Marc J. Shapiro          Vice Chairman         None
                         Of the Board

Joseph G. Sponholz       Vice Chairman         None
                         Of the Board

Henry B. Schacht         Director              Chairman and Chief Executive
                                               Officer of Cummins Engine
                                               Company, Inc. and a Director of
                                               each of American Telephone and
                                               Telegraph Company and CBS Inc.


                                     II-4

Walter V. Shipley        Chairman of the       None
                         Board and Chief
                         Executive Officer

Andrew C. Sigler         Director              Chairman of the Board and Chief
                                               Executive Officer, Champion
                                               International Corporation

John R. Stafford         Director              Chairman, President and Chief
                                               Executive Officer, American
                                               Home Products Corporation


Marina V. N. Whitman     Director              Professor of Business
                                               Administration and Public
                                               Policy, University of Michigan



(b) Chase Bank of Texas, N.A. ("CBT") is investment sub-adviser with respect to certain of the Funds. Its business has been solely that of a national bank.


The directors and executive officers (i.e., members of management committee) of the investment adviser have held during the past two fiscal years the following positions of a substantial nature:

                        Position(s)     Position(s)
                        and Offices     and Offices   Other Substantial
                          with             with      Business, Profession,
      Name                CBT           Registrant   Vocation or Employment
      -----             --------------  -----------  ----------------------
John L. Adams           Chairman,        None        None
                        President and
                        CEO

Elaine B. Agather       CEO, CBT --      None        None
                        Fort Worth,
                        Vice Chairman,
                        CBT -- Metroplex

Alan R. Buckwalter, III Director,        None        None
                        Vice Chairman






                                     II-6

                        Position(s)       Position(s)
                        and Offices       and Offices      Other Substantial
                           with              with        Business, Profession,
       Name                 CBT           Registrant     Vocation or Employment
       -----            --------------    -------------  ----------------------

Robert C. Hunter        Director,            None         None
                        Vice Chairman

S. Todd Maclin          Director,            None         None
                        Vice Chairman

Beverly H. McCaskill    Director,            None         None
                        Executive
                        Vice President

Scott J. McLean         Executive            None         None
                        Vice President

Cathy S. Nunnally       Executive            None         None
                        Vice President

Jeffrey B. Reitman      Director,            None         None
                        General Counsel

Harriet S. Wasserstrum  Director,            None         None
                        Vice Chairman




Item 27.         Principal Underwriters

Inapplicable.


Item 28.         Location of Accounts and Records


Accounts and other documents are maintained at the offices of the Registrant.

Item 29.  Management Services.

Inapplicable.


Item 30.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without change.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 4th day of May, 1999.



                                       MUTUAL FUND INVESTMENT TRUST


                                       By /s/ Sarah E. Jones
                                         --------------------------
                                          Sarah E. Jones
                                          Chair


                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Sarah E. Jones                     Chair                  May 4, 1999
-------------------------              and
   Sarah E. Jones                      Trustee


/s/ Frank A. Liddell, Jr.
-------------------------              Trustee                May 4, 1999
 Frank A. Liddell, Jr.


/s/ George E. McDavid
-------------------------              Trustee                May 4, 1999
   George E. McDavid


/s/ Kenneth L. Otto
-------------------------              Trustee                May 4, 1999
    Kenneth L. Otto


/s/ Fergus Reid, III
-------------------------              Trustee                May 4, 1999
    Fergus Reid, III


/s/ H. Michael Tyson
-------------------------              Trustee                May 4, 1999
    H. Michael Tyson

/s/ Martin Dean
-------------------------              Treasurer              May 4, 1999
     Martin Dean                       and Principal
                                       Financial
                                       Officer


                                    II-9